Income Taxes (Tables)	12 Months Ended
Aug. 31, 2022
Income Taxes [Abstract]
Net Deferred Tax Liability

	2022 $	2021 $
Deferred tax assets	2	2
Deferred tax liabilities	(1,962)	(1,998)

Net deferred tax liability	(1,960)	(1,996)

Significant Changes Recognized To Deferred Income Tax Assets (Liabilities)

	Property, plant and equipment and software assets $	Broadcast rights, licences, customer relationships, trademark and brands $	Partnership income $	Non- capital loss carry- forwards $	Accrued charges $	Capital Loss Carry- Forwards $	Total $
Balance at September 1 , 2020	(394)	(1,634)	(11)	106	(34)	–	(1,967)
Recognized in statement of income	(18)	(16)	(62)	56	21	3	(16)
Recognized in other comprehensive income	–	–	–	–	(13)	–	(13)

Balance at August 31, 2021	(412)	(1,650)	(73)	162	(26)	3	(1,996)

Recognized in statement of income	19	(9)	88	(46)	2	–	54
Recognized in other comprehensive income	–	–	–	–	(18)	–	(18)

Balance at August 31, 2022	(393)	(1,659)	15	116	(42)	3	(1,960)

Income Tax Expense Differs From Computed Amount Applying Statutory Rates To Income Before Income Taxes

	2022	2021
Current statutory income tax rate	25.4%	25.5%

Income tax expense at current statutory rates	259	263
Net increase (decrease) in taxes resulting from:
Recognition of previously unrecognized tax losses	–	(81)
Revision to liabilities for uncertain tax positions	–	(125)
Other	(2)	(11)

Income tax expense	257	46

Components Of Income Tax Expense

	2022 $	2021 $
Current income tax expense	311	155
Current tax recovery from revision to liabilities for uncertain tax positions	–	(125)
Deferred tax expense (recovery) related to temporary differences	(54)	97
Deferred tax recovery from the recognition of previously unrecognized tax losses	–	(81)

Income tax expense	257	46